UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21321

Pioneer Municipal High Income Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Municipal High
Income Trust

NQ| January 31, 2019

Ticker Symbol: MHI

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 142.7%
	DEBTOR IN POSSESSION FINANCING - 1.2% of Net Assets
	Building Materials - 1.2%
2,522,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 9/30/18 (144A)	$2,522,000
745,000	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 3/29/19 (144A)	745,000
	Total Building Materials	$3,267,000
	TOTAL DEBTOR IN POSSESSION FINANCING
	(Cost $3,267,000)	$3,267,000
	TAX EXEMPT OBLIGATIONS - 141.5% of Net Assets(a)
	Arizona - 2.9%
1,000,000	Arizona Industrial Development Authority, Bridgewater Avondale Project, 5.375%, 1/1/38	$1,009,370
4,000,000(b)	City of Phoenix, 5.0%, 7/1/27	4,807,120
2,250,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	2,326,770
24,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	24,211
	Total Arizona	$8,167,471
	California - 8.2%
10,000,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	$2,014,700
1,450,000	California Enterprise Development Authority, Sunpower Corp., 8.5%, 4/1/31	1,534,433
530,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 5.75%, 7/1/30	563,597
4,750,000	California Pollution Control Financing Authority, 5.0%, 7/1/37 (144A)	4,758,027
1,725,000(d)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	2,069,379
1,400,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.625%, 11/1/33	1,503,530
568,006(e)	California Statewide Communities Development Authority, Microgy Holdings Project, 9.0%, 12/1/38	6
2,000,000(b)	Los Angeles Community College District, Series G, 4.0%, 8/1/39	2,056,520
1,605,000	Los Angeles County Metropolitan Transportation Authority, Series A, 5.0%, 7/1/30	1,949,882
6,750,000	Tobacco Securitization Authority of Southern California, Series A-1, 5.0%, 6/1/37	6,751,688
	Total California	$23,201,762
	Colorado - 1.4%
1,500,000(d)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	$1,894,950
1,665,000(f)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2018, 0%, 6/1/39 (144A)	1,965,249
	Total Colorado	$3,860,199
	Connecticut - 3.3%
2,915,000	Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)	$2,999,448
5,000,000(b)	State of Connecticut, Series E, 4.0%, 9/1/30	5,208,100
1,000,000	Town of Hamden, Whitney Center Project, Series A, 7.75%, 1/1/43	1,025,940
	Total Connecticut	$9,233,488
	District of Columbia - 6.4%
3,705,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33	$3,979,133
6,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	6,213,600
25,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	3,827,500
3,975,000	District of Columbia, Deed Tax Housing Product Trust Fund, Series A, 4.25%, 6/1/37 (NATL Insured)	3,995,789
	Total District of Columbia	$18,016,022
	Florida - 6.1%
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/41	$1,629,435
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	1,627,395
2,500,000(d)	County of Miami-Dade, Aviation Revenue, Series B, 5.5%, 10/1/41	2,564,600
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.0%, 10/1/44	5,151,200
5,000,000	Florida's Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/34	5,260,050
1,000,000(d)	Hillsborough County Industrial Development Authority, Various Health Facilities, 8.0%, 8/15/32	1,043,070
	Total Florida	$17,275,750
	Georgia - 2.5%
2,500,000	Clayton County Development Authority, Delta Air Lines, Series A, 8.75%, 6/1/29	$2,705,975
4,000,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	4,396,920
	Total Georgia	$7,102,895
	Idaho - 1.8%
5,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$5,026,500
	Total Idaho	$5,026,500
	Illinois - 16.5%
2,087,000(f)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	$1,811,620
1,305,000(c)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	55,750
261,000	Illinois Finance Authority, Clare Oaks Project, Series C-2, 4.0%, 11/15/52	80,276
261,000(c)	Illinois Finance Authority, Clare Oaks Project, Series C-3, 11/15/52	50,201
2,000,000(d)	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, 6.0%, 8/15/39	2,045,500
2,500,000(d)	Illinois Finance Authority, Roosevelt University Project, 6.5%, 4/1/39	2,579,100
3,865,000(d)	Illinois Finance Authority, Swedish Covenant, Series A, 6.0%, 8/15/38	4,031,929
3,500,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.25%, 5/15/42	3,453,415
4,000,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.5%, 5/15/54	4,007,560
1,700,000(d)	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 7.625%, 5/15/25	1,814,155
Principal
Amount
USD ($)		Value
	Illinois - (continued)
600,000(d)	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 7.75%, 5/15/30	$643,098
2,000,000(d)	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 8.0%, 5/15/40	2,151,080
3,200,000(d)	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 8.0%, 5/15/46	3,444,416
1,610,000(g)	Metropolitan Pier & Exposition Authority, McCormick Place, 5.65%, 6/15/22 (NATL-RE Insured)	1,804,729
13,785,000	Metropolitan Pier & Exposition Authority, McCormick Place, 5.65%, 6/15/22 (NATL-RE Insured)	15,144,339
1,000,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)	1,017,390
1,485,000(g)	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.65%, 6/15/22 (NATL Insured)	1,684,406
820,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	808,463
	Total Illinois	$46,627,427
	Indiana - 1.7%
250,000	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$220,000
750,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	660,000
500,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	440,000
1,000,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	1,004,220
1,500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	1,508,460
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	1,010,390
	Total Indiana	$4,843,070
	Kentucky - 1.9%
5,000,000(d)	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Series A, 6.375%, 6/1/40	$5,299,600
	Total Kentucky	$5,299,600
	Louisiana - 0.7%
2,260,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$2,118,140
	Total Louisiana	$2,118,140
	Maine - 2.3%
1,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 7.5%, 7/1/32	$1,620,750
4,480,000	Maine Turnpike Authority, Series A, 5.0%, 7/1/42	4,834,502
	Total Maine	$6,455,252
	Maryland - 0.5%
1,390,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$1,510,833
	Total Maryland	$1,510,833
	Massachusetts - 10.2%
7,000,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	$5,265,190
1,550,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/36	2,010,583
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	6,507,900
1,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	1,015,750
7,100,000	Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	9,658,698
240,000	Massachusetts Educational Financing Authority, Series I, 6.0%, 1/1/28	249,098
3,100,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	4,137,136
	Total Massachusetts	$28,844,355
	Michigan - 3.2%
2,640,000	Michigan State University, Series A, 5.0%, 8/15/41	$2,905,558
6,100,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48	6,008,378
	Total Michigan	$8,913,936
	Minnesota - 4.6%
2,000,000	Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35	$2,169,660
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.0%, 7/1/47	1,024,510
2,300,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/35	2,875,874
6,000,000(b)	State of Minnesota, Series B, 4.0%, 8/1/27	6,818,520
	Total Minnesota	$12,888,564
	Mississippi - 2.3%
600,000(f)	Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series C, 1.45%, 12/1/30	$600,000
5,800,000(f)	Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series C, 1.45%, 12/1/30	5,800,000
	Total Mississippi	$6,400,000
	Montana - 0.0%†
1,600,000(e)	Two Rivers Authority, Inc., 7.375%, 11/1/27	$64,000
	Total Montana	$64,000
	New Hampshire - 0.3%
1,000,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$950,960
	Total New Hampshire	$950,960
	New Jersey - 2.5%
1,000,000	New Jersey Economic Development Authority, Charter Marion P Thomas, 5.375%, 10/1/50 (144A)	$1,014,600
3,000,000	New Jersey Economic Development Authority, Continental Airlines, 5.25%, 9/15/29	3,238,320
2,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	2,702,200
	Total New Jersey	$6,955,120
Principal
Amount
USD ($)		Value
	New Mexico - 1.6%
1,500,000	County of Otero, Otero County Jail Project, 9.0%, 4/1/23	$1,494,525
2,960,000(f)	County of Otero, Otero County Jail Project, 9.0%, 4/1/28	2,930,696
	Total New Mexico	$4,425,221
	New York - 8.2%
2,000,000(d)	Hempstead Local Development Corp., Molloy College Project, 5.75%, 7/1/39	$2,035,060
8,000,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/41	8,417,120
7,500,000	New York State Dormitory Authority, Series C, 5.0%, 3/15/39	8,356,500
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	1,928,100
2,410,177	Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44	2,544,207
	Total New York	$23,280,987
	North Carolina - 2.9%
3,300,000(f)	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care System Revenue, 1.65%, 1/15/38	$3,300,000
4,225,000(f)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2018, 0%, 1/1/38 (144A)	4,875,988
	Total North Carolina	$8,175,988
	North Dakota - 1.0%
2,525,000(d)	County of Burleigh, St. Alexius Medical Center, 5.0%, 7/1/38	$2,774,723
	Total North Dakota	$2,774,723
	Ohio - 5.2%
1,325,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34	$1,215,687
2,500,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47	2,321,875
1,700,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.0%, 6/1/42	1,589,500
6,000,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	5,880,000
1,000,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	1,009,950
2,500,000(b)(d)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	2,756,050
	Total Ohio	$14,773,062
	Oregon - 2.4%
1,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	$1,128,530
5,190,000	Oregon Health & Science University, Series E, 5.0%, 7/1/32	5,669,919
	Total Oregon	$6,798,449
	Pennsylvania - 5.1%
3,000,000	Geisinger Authority, Geisinger Health System, series A-1, 5.0%, 2/15/45	$3,317,040
1,280,000(e)	Langhorne Manor Borough Higher Education Authority, Lower Bucks Hospital, 7.35%, 7/1/22	422,400
5,000,000	Pennsylvania Economic Development Financing Authority, USG Corp. Project, 6.0%, 6/1/31	5,001,200
500,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	516,725
2,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	2,190,380
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,026,660
2,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	2,053,420
	Total Pennsylvania	$14,527,825
	Puerto Rico - 1.0%
6,255,000(b)(e)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$2,877,300
	Total Puerto Rico	$2,877,300
	Rhode Island - 2.7%
5,900,000(e)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$931,610
2,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	2,111,580
1,500,000(d)	Rhode Island Health & Educational Building Corp., Tockwatten Home Issue, 8.375%, 1/1/46	1,731,300
2,500,000(f)	Tender Option Bond Trust Receipts/Certificates, RIB, 0%, 9/1/47 (144A)	2,758,500
	Total Rhode Island	$7,532,990
	Texas - 9.8%
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	$1,047,130
2,500,000(d)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,734,325
1,490,000(b)	County of Harris, Series A, 5.0%, 10/1/26	1,760,912
5,000,000(b)	Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)	5,456,500
725,078(e)	Gulf Coast Industrial Development Authority, Microgy Holdings Project, 7.0%, 12/1/36	7
3,400,000(f)	Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-2, 1.65%, 12/1/41	3,400,000
3,785,000	North Texas Tollway Authority, Series A, 5.0%, 1/1/35	4,228,905
1,500,000(d)	Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41	1,755,075
3,960,000+(e)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	1,520,640
1,000,000(e)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	450,000
1,000,000(e)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 5.0%, 11/15/55	450,000
2,000,000(d)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34	2,215,380
2,500,000(d)	Travis County Health Facilities Development Corp., Longhorn Village Project, 7.125%, 1/1/46	2,738,225
	Total Texas	$27,757,099
	Utah - 0.4%
1,000,000	Salt Lake City Corp., Airport Revenue, Series B, 5.0%, 7/1/35	$1,138,230
	Total Utah	$1,138,230
	Virginia - 4.9%
2,200,000(b)	County of Arlington, 4.0%, 8/15/35	$2,347,400
1,415,000(b)	County of Fairfax, Series A, 4.0%, 10/1/33 (ST AID WITHHLDG Insured)	1,530,860
Principal
Amount
USD ($)		Value
	Virginia - (continued)
5,000,000	University of Virginia, Series A, 5.0%, 4/1/42	$5,716,000
4,000,000	Upper Occoquan Sewage Authority, 4.0%, 7/1/41	4,148,480
	Total Virginia	$13,742,740
	Washington - 11.2%
3,745,000	City of Seattle, Water System Revenue, 4.0%, 8/1/32	$4,065,347
2,500,000(b)	King County, Issaquah School District No. 411, 4.0%, 12/1/31 (SCH BD GTY Insured)	2,681,925
14,315,000(b)(c)	State of Washington, Motor Vehicle Sales Tax, Series C, 6/1/22 (NATL Insured)	13,301,784
3,285,000(f)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2018, 0%, 1/1/45 (144A)	3,681,762
2,500,000	University of Washington, Series B, 5.0%, 6/1/29	2,898,350
3,795,000(d)	Washington State Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series A, 6.0%, 1/1/33	3,864,525
1,150,000	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,224,083
	Total Washington	$31,717,776
	Wisconsin - 5.8%
1,500,000	Public Finance Authority, Gardner Webb University, 5.0%, 7/1/31 (144A)	$1,512,255
5,000,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	5,574,950
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	816,442
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	1,002,660
1,490,000(d)	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47	1,783,426
5,000,000	Wisconsin Department of Transportation, Series A, 5.0%, 7/1/28	5,685,500
	Total Wisconsin	$16,375,233
	TOTAL TAX EXEMPT OBLIGATIONS
	(Cost $391,253,470)	$399,652,967
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 142.7%
	(Cost $394,520,470)	$402,919,967
	OTHER ASSETS AND LIABILITIES - 1.7%	$4,694,953
	VARIABLE RATE MUNIFUND TERM PREFERRED SHARES
	AT REDEMPTION VALUE - (44.4)%	($125,356,830)
	NET ASSETS APPLICABLE TO
	COMMON SHAREOWNERS - 100.0%	$282,258,090

RIB
Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at January 31, 2019.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2019, the value of these securities amounted to $39,230,352, or 13.9% of net assets applicable to common shareowners.

†	Amount rounds to less than 0.1%.
+	Securities that used significant unobservable inputs to determine their value.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(e)	Security is in default.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2019.
(g)	Escrow to maturity.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2019, in valuing the Trust's investments.

	Level 1	Level 2	Level 3	Total
Debtor in Possession Financing	$–	$3,267,000	$–	$3,267,000
Tax Exempt Obligations
Texas	–	26,236,459	1,520,640	27,757,099
All Other Tax Exempt Obligations	–	371,895,868	–	371,895,868
Total Investments in Securities	$–	$401,399,327	$1,520,640	$402,919,967

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Tax Exempt Obligations
Balance as of 4/30/18	$1,485,000
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	39,350
Accrued discounts/premiums	(3,710)
Purchases	–
Sales	–
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 1/31/19	$1,520,640

*	Transfers are calculated on the beginning of period value. During the nine months ended January 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2019: $39,350.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Municipal High Income Trust

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date March 29, 2019

* Print the name and title of each signing officer under his or her signature.